Clayton Street Trust

Protective Life Dynamic Allocation Series – Conservative Portfolio
Protective Life Dynamic Allocation Series – Growth Portfolio
Protective Life Dynamic Allocation Series – Moderate Portfolio

(collectively, the “Portfolios”)

Supplement dated October 15, 2026

to Currently Effective Statement of Additional Information (“SAI”)

Effective immediately, all references to Gregory Trinks serving as Interested Trustee of the Clayton Street Trust are deleted from the Portfolios’ SAI.

Please retain this Supplement with your records.